RM OPPORTUNITY TRUST

2245 Texas Drive, Suite 300
Sugar Land, TX 77479

December 30, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:  RM Opportunity Trust (the “Registrant”) (SEC File Nos. 811-23816 and 333-266066)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information, each dated December 30, 2024, with respect to the RM Greyhawk Fund that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A (“PEA 3”), and (2) the text of PEA 3 has been filed electronically with the U.S. Securities and Exchange Commission on December 23, 2024 (Accession No. 0001580642-24-007749).

If you have any questions or would like further information, please contact me at (281) 778-4900.

Sincerely,

/s/ Taylor Gallegos

Taylor Gallegos

President and Treasurer